SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction Costs	$ 13,273,096
Offering costs charged to temporary equity and accreted to redemption value	12,737,837
Offering costs allocated to the warrant liability was charged to operations	667,259
Unrecognized tax benefits	0	$ 0
Amount accrued for interest and penalties	$ 0	$ 0
Exclusion of shares in the calculation of diluted income (loss) per share	18,100,000
Cash, FDIC insured amount	$ 250,000